Audit Information	12 Months Ended
Nov. 30, 2024
Auditor [Table]
Auditor Name	SFAI MALAYSIA PLT
Auditor Firm ID	5395
Auditor Location	Malaysia
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheet of Intelligent Group Limited and subsidiaries (“the Company”) as of November 30, 2024, and the related consolidated statements of income, changes in shareholders’ equity, and cash flows for the year ended of November 30, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of November 30, 2024, and the results of its operations and its cash flows for the year ended of November 30, 2024, in conformity with accounting principles generally accepted in the United States of America.